SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss before income taxes	$ (729,562)	$ (1,193,333)
Outside China [Member]
Loss before income taxes	(468,840)	(302,695)
CHINA
Loss before income taxes	$ (260,722)	$ (890,638)